Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2021
Shareholders' Equity [Abstract]
Schedule of fair value assumptions
2021 Grant
Valuation assumptions:
Dividend yield	0
Expected volatility	48%
Risk-free interest rate	1.19%
Expected life (years)	4.0
Vesting period (years)	1.0

Schedule of stock option activity
	Year Ended December 31,
	2021		2020		2019
		Weighted		Weighted		Weighted
	Number	average	Number	average	Number	average
	of	exercise	of	exercise	of	exercise
	options	price US$	options	price US$	options	price US$

Outstanding at January 1	89,925	3.80	309,792	3.29	519,785	3.16
Granted	5,704	36.45	-	-	-	-
Forfeited and cancelled	(106)	4.38	(12,876)	3.74	(10,750)	2.41
Exercised	(73,421)	3.67	(206,991)	3.04	(199,243)	2.69

Outstanding at year end	22,102	12.66	89,925	3.80	309,792	3.29

Exercisable at year end	16,398	4.38	63,253	3.55	225,110	3.08

Schedule of options outstanding
			Weighted	Aggregate
	Number	Weighted	Average	intrinsic
	of	average	Remaining	Value (in
	options	exercise	Contractual	US$
	outstanding	price US$	term (years)	thousands)

Outstanding as of December 31, 2021	22,102	12.66	3.743	738

Exercisable at December 31, 2021	16,398	4.38	2.73	683

Schedule of information about share options
	Number of		average remaining
	outstanding	Number	Contractual term (years)
Exercise price US$	options	exercisable	of outstanding options

4.38	16,398	16,398	2.73
36.45	5,704	-	6.74
	22,102	16,398

Schedule of information about non-vested options
		Weighted
		average
		grant- date
	Options	fair value

Balance at January 1, 2021	26,672	2.93
Granted	5,704	17.52
Vested	(26,672)	2.93
Forfeited	-	-

Balance at December 31, 2021	5,704	17.52

Schedule of restricted share unit activity
	RSUs	Weighted average grant date value

Balance at January 1, 2021	1,337,684	$9.52
Granted	248,342	$34.33
Vested	(500,244)	$9.01
Forfeited	(26,601)	$10.88

Balance at December 31, 2021	1,059,181	$15.55